Non-controlling Interests - Summary of Net Change in Non-controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Non Controlling Interests [Line Items]
Begining Balance	$ (32)
Non-controlling interests	16,219	$ (51)
Other comprehensive income	4,033
Share-based compensation	3,579
Acquisitions	60,666	19
Ending Balance	84,465	(32)
Canopy Rivers Corporation
Disclosure Of Non Controlling Interests [Line Items]
Non-controlling interests	17,490
Other comprehensive income	3,998
Share-based compensation	3,579
Acquisitions	55,777
Ending Balance	80,844
Tweed JA
Disclosure Of Non Controlling Interests [Line Items]
Non-controlling interests	(366)
Other comprehensive income	39
Acquisitions	2,013
Ending Balance	1,686
Vert Mirabel
Disclosure Of Non Controlling Interests [Line Items]
Non-controlling interests	(721)
Acquisitions	2,876
Ending Balance	2,155
Subsidiaries With Other Material Noncontrolling Interests
Disclosure Of Non Controlling Interests [Line Items]
Begining Balance	(32)
Non-controlling interests	(184)	(51)
Other comprehensive income	(4)
Acquisitions		19
Ending Balance	$ (220)	$ (32)